HEDGING ACTIVITIES (Schedule of Derivative Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Notional Amount - Assets derivatives - Foreign currency exchange contracts	$ 8,796	$ 11,185
Notional Amount - Liability derivatives - Foreign currency exchange contracts	8,796	11,185
Fair Value - Assets derivatives - Foreign currency exchange contracts	295	81
Fair Value - Liability derivatives - Foreign currency exchange contracts	$ 8	$ 7